Revenue - Summary of Information About Contract Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract assets [abstract]
Contract assets, Beginning balance	$ 367	$ 346
Additions	129	70
Recognised as a deduction to revenue	(37)	(32)
Impairment charges (note 6)		(5)
Impairment reversals (note 6)		3
Repayments	(7)	(3)
Exchange and other adjustments	7	(12)
Current	35	31	[1]
Non-current	424	336	[1]
Contract assets, Ending balance	$ 459	$ 367

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ (see New accounting standards and other presentational changes).